UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code:  800-638-8194

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Flexible Income Fund – December 31, 2015 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 40.6%

	Financials — 28.5%
$1,425,000	Aflac, Inc., 3.250%, 3/17/25	$1,406,273
2,000,000	Allstate Corp. (The), 5.750%, 8/15/53(B)	2,056,000
375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	454,939
1,200,000	American Tower Corp., REIT,
	4.500%, 1/15/18	1,251,472
2,300,000	Australia & New Zealand Banking
	Group Ltd. EMTN, Ser K,
	3.450%, 8/8/22(B)	2,328,359
1,701,000	Bank of America Corp., Ser K,
	8.000%, 7/29/49(B)(C)	1,730,768
3,480,000	Bank of New York Mellon Corp. (The),
	Ser E, 4.950%, 12/29/49(B)(C)	3,410,400
3,335,000	BNP Paribas SA, 144a,
	7.375%, 12/29/49(B)(C)	3,422,544
7,550,000	Capital One Financial Corp., Ser E,
	5.550%, 12/29/49(B)(C)	7,512,250
2,350,000	Charles Schwab Corp. (The),
	7.000%, 2/28/49(B)(C)	2,667,250
3,422,000	Citigroup, Inc., Ser N,
	5.800%, 11/29/49(B)(C)	3,392,913
4,549,000	Citigroup, Inc., Ser Q,
	5.950%, 12/29/49(B)(C)	4,534,784
1,000,000	Compass Bank, 3.875%, 4/10/25	916,570
1,000,000	CubeSmart LP, REIT, 4.000%, 11/15/25	992,310
2,101,000	DDR Corp., MTN REIT, 7.500%, 7/15/18	2,357,515
1,388,876	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust,
	144a, 6.500%, 5/30/21	1,399,509
785,000	Essex Portfolio LP, REIT, 3.500%, 4/1/25	755,186
1,850,000	Export-Import Bank of Korea,
	4.375%, 9/15/21	1,998,579
1,500,000	Federal Home Loan Mortgage Corp.,
	2.375%, 1/13/22	1,520,838
1,650,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	1,685,820
7,017,000	Goldman Sachs Group, Inc. (The), Ser
	L, 5.700%, 12/29/49(B)(C)	6,973,144
4,000,000	HSBC Holdings PLC,
	6.375%, 3/29/49(B)(C)	3,995,000
5,700,000	ING Groep N.V., 6.000%, 12/31/49(B)(C)	5,700,000
6,766,000	JPMorgan Chase & Co., Ser Z,
	5.300%(B)(C)	6,740,628
2,750,000	M&T Bank Corp., Ser E,
	6.450%, 12/29/49(B)(C)	2,894,375
5,430,000	MetLife, Inc., Ser C, 5.250%(B)(C)	5,525,025
2,850,000	MGIC Investment Corp., 144a,
	9.000%, 4/1/63	3,320,250
3,644,000	Morgan Stanley, Ser J,
	5.550%, 12/29/49(B)(C)	3,644,000
2,350,000	Nippon Life Insurance Co., 144a,
	5.100%, 10/16/44(B)	2,455,750
7,063,000	PNC Financial Services Group, Inc.,
	6.750%, 7/29/49(B)(C)	7,513,266
2,350,000	Prudential Financial, Inc.,
	5.875%, 9/15/42(B)	2,442,825

3,650,000	Royal Bank of Scotland Group PLC,
	7.500%, 12/29/49(B)(C)	3,800,562
5,754,000	SunTrust Banks, Inc.,
	5.625%, 12/29/49(B)(C)†	5,789,962
3,500,000	UBS Group AG, 7.125%, 12/29/49(B)(C)	3,666,250
5,200,000	US Bancorp, Ser I,
	5.125%, 12/29/49(B)(C)	5,224,440
5,805,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(B)(C)	6,029,944
343,000	Zions Bancorporation,
	5.800%, 12/29/49(B)(C)	328,422
		121,838,122

	Industrials — 6.3%
606,090	Air Canada 2013-1 Class A Pass
	Through Trust, 144a,
	4.125%, 5/15/25	605,332
2,745,000	Asciano Finance Ltd., 144a,
	5.000%, 4/7/18	2,826,227
2,758,187	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	2,827,141
931,155	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	1,054,532
6,295,000	General Electric Co.,
	4.000%, 12/29/49(B)(C)	6,295,000
1,065,000	General Electric Co.,
	4.100%, 12/29/49(B)(C)	1,062,338
1,793,363	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates,
	3.900%, 1/15/26	1,748,529
3,180,000	Owens Corning, 4.200%, 12/15/22	3,181,851
4,195,000	Stanley Black & Decker, Inc.,
	5.750%, 12/15/53(B)	4,404,750
2,603,528	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	2,701,160
		26,706,860

	Consumer Discretionary — 2.0%
1,500,000	DIRECTV Holdings LLC,
	5.200%, 3/15/20	1,624,510
1,835,000	Harley-Davidson, Inc., 3.500%, 7/28/25	1,843,718
1,600,000	Home Depot, Inc. (The),
	4.200%, 4/1/43	1,602,789
3,535,000	Toll Brothers Finance Corp.,
	4.375%, 4/15/23	3,428,950
250,000	United States Cellular Corp.,
	6.700%, 12/15/33	224,375
		8,724,342

	Energy — 1.7%
1,590,000	Duke Energy Progress LLC,
	4.200%, 8/15/45	1,566,520
4,825,000	Exxon Mobil Corp., 2.709%, 3/6/25	4,718,083
1,000,000	Petroleos Mexicanos, 5.500%, 1/21/21	1,008,700
		7,293,303

1

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 40.6% (Continued)

	Information Technology — 1.5%
$2,500,000	Altera Corp., 2.500%, 11/15/18	$2,520,412
1,200,000	Microsoft Corp., 4.450%, 11/3/45	1,237,468
2,725,000	NXP BV, 144a, 4.125%, 6/15/20	2,725,000
		6,482,880

	Utilities — 0.3%
1,850,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(B)	1,407,628

	Telecommunication Services — 0.3%
1,388,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	1,205,063
144,000	Verizon Communications, Inc.,
	6.550%, 9/15/43	170,958
		1,376,021
	Total Corporate Bonds	$173,829,156

	U.S. Treasury Obligations — 14.6%
22,897,400	U.S. Treasury Bond, 2.125%, 5/15/25	22,598,658
4,100,000	U.S. Treasury Bond, 3.000%, 11/15/45	4,087,667
2,565,000	U.S. Treasury Note, 1.000%, 9/15/17	2,563,497
11,750,000	U.S. Treasury Note, 1.375%, 10/31/20	11,542,542
7,000,000	U.S. Treasury Note, 1.625%, 6/30/19	7,031,444
7,260,000	U.S. Treasury Note, 1.750%, 5/15/23	7,073,113
1,315,000	U.S. Treasury Note, 1.875%, 11/30/21	1,309,555
2,330,000	U.S. Treasury Note, 2.250%, 3/31/21	2,377,327
3,844,100	U.S. Treasury Note, 2.250%, 11/15/24	3,842,147
	Total U.S. Treasury Obligations	$62,425,950

	Asset-Backed Securities — 10.9%
1,535,000	Ally Master Owner Trust, Ser 2013-1,
	Class A1, 0.781%, 2/15/18(B)	1,535,074
1,630,000	Ally Master Owner Trust, Ser 2014-2,
	Class A, 0.701%, 1/16/18(B)	1,630,000
1,505,721	American Homes 4 Rent, Ser
	2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	1,514,997
3,135,000	Cabela's Credit Card Master Note
	Trust, Ser 2013-1A, Class A, 144a,
	2.710%, 2/17/26	3,089,791
3,930,000	Capital Auto Receivables Asset Trust /
	Ally, Ser 2013-1, Class D,
	2.190%, 9/20/21	3,918,630
400,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class C, 144a,
	2.280%, 7/15/19	398,861
395,000	CNH Equipment Trust, Ser 2013-D,
	Class B, 1.750%, 4/15/21	395,739
778,844	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)	843,432
2,916,951	Countrywide Asset-Backed
	Certificates, Ser 2004-8, Class M1,
	1.472%, 1/25/35(B)	2,908,440
997,295	CWABS, Inc. Asset-Backed Certificates,
	Ser 2003-5, Class MF1,
	5.413%, 1/25/34(B)	997,432
2,469,169	Encore Credit Receivables Trust
	2005-4, Ser 2005-4, Class M2,
	0.661%, 1/25/36(B)	2,288,580
1,300,000	Ford Credit Auto Owner Trust, Ser
	2013-A, Class D, 1.860%, 8/15/19	1,301,463
3,935,000	Ford Credit Floorplan Master Owner
	Trust A, Ser 2013-1, Class A2,
	0.711%, 1/15/18(B)	3,935,000
4,045,000	GE Dealer Floorplan Master Note
	Trust, Ser 2013-1, Class A,
	0.802%, 4/20/18(B)	4,045,019
736,658	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	809,886
3,935,000	Nissan Master Owner Trust
	Receivables, Ser 2013-A, Class A,
	0.631%, 2/15/18(B)	3,935,000
2,240,000	Oscar US Funding Trust, Ser 2014-1A,
	Class A4, 144a, 2.550%, 12/15/21	2,263,193
293,953	RAMP Series Trust, Ser 2003-RZ5, Class
	A7, 5.470%, 9/25/33(D)	302,394
2,335,000	RAMP Series Trust, Ser 2005-EFC5,
	Class M3, 0.882%, 10/25/35(B)	1,992,938
508,909	Structured Asset Securities Corp.
	Mortgage Loan Trust, Ser 2005-S3,
	Class M3, 5.730%, 6/25/35(D)	514,847
2,660,000	Wells Fargo Home Equity
	Asset-Backed Securities 2005-3
	Trust, Ser 2005-4, Class M1,
	0.681%, 12/25/35(B)	2,544,057
5,240,000	World Financial Network Credit Card
	Master Trust, Ser 2014-A, Class A,
	0.711%, 12/15/19(B)	5,240,210
	Total Asset-Backed Securities	$46,404,983

	Agency Collateralized Mortgage
	Obligations — 5.0%
35,025,735	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006, Class
	AX1, 1.009%, 1/25/20(B)	1,172,809
15,693,272	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019, Class
	X1, 1.720%, 3/25/22(B)	1,329,854
27,429,059	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025, Class
	X1, 0.893%, 10/25/22(B)	1,302,088
73,843,967	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K033, Class
	X1, 0.315%, 7/25/23(B)	1,505,354
2,950,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K048, Class
	A2, 3.284%, 6/25/25(B)	3,017,741

2

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Agency Collateralized Mortgage
	Obligations — 5.0% (Continued)
$35,122,587	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K710, Class
	X1, 1.771%, 5/25/19(B)	$1,746,502
1,868,225	FHLMC REMIC, Ser 3199, Class DS,
	6.820%, 8/15/36(B)(E)	356,065
2,085,741	FNMA REMIC, Ser 2008-60, Class SA,
	6.078%, 7/25/38(B)(E)	382,078
2,960,000	FREMF Mortgage Trust, Ser 2012-K23,
	Class C, 144a, 3.656%, 10/25/45(B)	2,878,280
2,535,000	FREMF Mortgage Trust, Ser 2013-K712,
	Class C, 144a, 3.371%, 12/25/19(B)	2,507,722
1,900,000	FREMF Mortgage Trust, Ser 2013-K713,
	Class C, 144a, 3.165%, 4/25/20(B)	1,829,255
3,333,676	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37(E)	215,032
19,510,030	GNMA, Ser 2012-22, Class IO,
	1.101%, 10/16/53(B)	969,736
20,962,908	GNMA, Ser 2012-27, Class IO,
	1.212%, 4/16/53(B)	1,188,871
12,423,697	GNMA, Ser 2012-46, Class IO,
	0.950%, 9/16/53(B)	493,165
7,366,785	GNMA, Ser 2012-86, Class IO,
	1.005%, 12/16/53(B)	394,432
	Total Agency Collateralized
	Mortgage Obligations	$21,288,984

	Non-Agency Collateralized Mortgage
	Obligations — 1.8%
1,915,231	American Home Mortgage
	Investment Trust 2004-4, Ser
	2004-4, Class 4A, 2.654%, 2/25/45(B)	1,910,007
154,008	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(D)	160,554
327,582	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	331,107
2,445,852	GSR Mortgage Loan Trust, Ser
	2005-AR4, Class 6A1,
	2.863%, 7/25/35(B)	2,414,561
1,040,753	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(B)	1,051,322
7,846	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.500%, 12/25/32(B)	7,779
648,734	Morgan Stanley Mortgage Loan Trust,
	Ser 2004-7AR, Class 2A6,
	2.484%, 9/25/34(B)	637,922
599,816	Nomura Asset Acceptance Corp.
	Alternative Loan Trust, Ser
	2005-AR4, Class 1A,
	4.331%, 8/25/35(B)	598,603
200,556	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	202,735
281,318	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 2.750%, 11/25/34(B)	285,281
	Total Non-Agency Collateralized
	Mortgage Obligations	$7,599,871

	Municipal Bond — 0.8%
3,285,000	City of New York, NY, Public
	Improvements, Txbl, Subser F 3,
	UTGO, 4.000%, 6/1/26	3,452,634

	U.S. Government Mortgage-Backed
	Obligations — 0.6%
45,904	FHLMC, Pool #972110,
	2.475%, 10/1/32(B)	47,524
71,787	FHLMC, Pool #G03170, 6.500%, 8/1/37	81,755
118,968	FHLMC, Pool #G12780, 6.500%, 9/1/22	132,342
9,886	FNMA, Pool #738900,
	2.560%, 7/1/18(B)	9,948
137,818	FNMA, Pool #844415, 5.500%, 10/1/35	154,962
848,533	FNMA, Pool #AB1952, 4.000%, 12/1/40	905,417
616,417	FNMA, Pool #AB1953, 4.000%, 12/1/40	657,002
583,523	FNMA, Pool #AB3387, 4.000%, 8/1/41	619,480
	Total U.S. Government
	Mortgage-Backed Obligations	$2,608,430

	Sovereign Government Obligation — 0.4%
1,795,000	Svensk Exportkredit AB,
	1.750%, 5/30/17	1,809,116

	Commercial Mortgage-Backed Securities — 0.2%
129,050	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR9,
	Class AJ, 4.985%, 9/11/42(B)	129,207
145,305	CD 2005-CD1 Commercial Mortgage
	Trust, Ser 2005-CD1, Class C,
	5.284%, 7/15/44(B)	145,253
397,108	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2001-CIB2, Class D,
	6.745%, 4/15/35(B)	396,135
	Total Commercial
	Mortgage-Backed Securities	$670,595

Shares
	Preferred Stocks — 14.9%

	Financials — 8.1%
39,050	Alexandria Real Estate Equities, Inc.,
	Ser E REIT, 6.45%	1,011,786
89,200	American Capital Agency Corp., Ser B
	REIT, 7.75%	2,110,472
91,756	Arch Capital Group Ltd., Ser C
	(Bermuda), 6.75%	2,463,649
141,150	Aviva PLC, (United Kingdom), 8.25%	3,736,240
54,050	CoBank ACB, Ser H, 6.20%(B)	5,455,672

3

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stocks — 14.9% (Continued)

	Financials — (Continued)
31,600	Digital Realty Trust, Inc., Ser E REIT, 7.00%	$816,228
86,000	Digital Realty Trust, Inc., Ser H REIT, 7.38%	2,313,400
126,555	Endurance Specialty Holdings Ltd., Ser
	B (Bermuda), 7.50%	3,266,385
96,000	Morgan Stanley, Ser F, 6.88%(B)	2,664,000
46,000	PS Business Parks, Inc., Ser S REIT, 6.45%	1,211,180
30,000	Public Storage, Ser R REIT, 6.35%	774,900
67,000	Public Storage, Ser Y REIT, 6.38%	1,847,860
53,400	Realty Income Corp., Ser F REIT, 6.63%	1,414,566
66,575	US Bancorp, Ser F, 6.50%(B)	1,910,702
107,300	Vornado Realty Trust, Ser J REIT, 6.88%	2,744,734
14,000	Weyerhaeuser Co., Ser A REIT, 6.38%	703,920
		34,445,694

	Utilities — 3.5%
35,000	Alabama Power Co., 6.45%	952,000
44,000	Dominion Resources, Inc., 6.38%	2,115,520
68,000	DTE Energy Co., 6.50%	1,804,040
88,500	Entergy Louisiana LLC, 5.88%	2,238,165
92,000	Entergy Mississippi, Inc., 6.00%	2,389,240
206,244	SCE Trust IV, 5.38%(B)†	5,601,587
		15,100,552

	Industrials — 1.5%
166,600	Seaspan Corp., (Marshall Islands), 9.50%	4,161,668
87,838	Seaspan Corp., (Marshall Islands), 6.38%	2,134,467
		6,296,135

	Materials — 1.3%
91,175	CHS, Inc., Series 2, 7.10%(B)	2,486,342
119,813	CHS, Inc., Series 3, 6.75%(B)†	3,212,187
		5,698,529

	Consumer Discretionary — 0.5%
93,242	Telephone & Data Systems, Inc., 6.88%	2,348,766
	Total Preferred Stocks	$63,889,676

	Common Stocks — 3.5%

	Financials — 2.8%
52,859	American Capital Agency Corp. REIT	916,575
12,472	Camden Property Trust REIT	957,351
45,844	Duke Realty Corp. REIT	963,641
50,417	Hospitality Properties Trust REIT	1,318,405
35,313	Kimco Realty Corp. REIT	934,382
26,543	ProLogis, Inc. REIT	1,139,226
4,166	Public Storage REIT	1,031,918
840	RMR Group, Inc. (The)	12,104
4,738	Simon Property Group, Inc. REIT	921,257
87,330	Starwood Property Trust, Inc. REIT	1,795,505
121,407	Two Harbors Investment Corp. REIT	983,397
22,657	Ventas, Inc. REIT	1,278,535
		12,252,296

	Industrials — 0.3%
5,978	Cintas Corp.	544,297
17,221	Republic Services, Inc.	757,552
		1,301,849

	Consumer Staples — 0.2%
8,767	Dr Pepper Snapple Group, Inc.	817,084
—	Reynolds American, Inc.	11
		817,095

	Consumer Discretionary — 0.2%
16,719	Newell Rubbermaid, Inc.	736,974
	Total Common Stocks	$15,108,214

	Exchange Traded Fund — 0.1%
40,128	Market Vectors Gold Miners ETF	$550,556

	Number
	of
	Contracts
Purchased Call Options — 0.2%
US Bond, Strike @ 154.00, Exp 2/16	80	$105,000
Vix, Strike@12.00, Exp 1/16	911	583,040
Total Purchased Options	$688,040

	Investment Funds — 4.7%
15,162,616	Dreyfus Cash Management,
	Institutional Shares, 0.22%¥Ω	15,162,616
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund±	456,424
3,645,085	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.13%**¥Ω	3,645,085
135,400	Nuveen Multi-Market Income Fund,
	Inc.±	961,340
	Total Investment Funds	$20,225,465

Total Investment Securities —98.3%
(Cost $422,524,064)	$420,551,670

Other Assets in Excess of Liabilities — 1.7%	7,357,021

Net Assets — 100.0%	$427,908,691

4

Touchstone Flexible Income Fund (Unaudited) (Continued)

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2015.

(C)	Perpetual Bond - A Bond with no definite maturity date.

(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of December 31, 2015.

(E)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

**	Represents collateral for securities loaned.

±	Closed-End Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December31,2015 was $3,567,459.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

EMTN - Euro medium term note

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Philippine Peso

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

TRY - Turkish Lira

USD - United States Dollar

UTGO - Unlimited Tax General Obligation

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $32,288,033 or 7.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

5

Touchstone Flexible Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$173,829,156	$—	$173,829,156
U.S. Treasury Obligations	—	62,425,950	—	62,425,950
Asset-Backed Securities	—	46,404,983	—	46,404,983
Agency Collateralized Mortgage Obligations	—	21,288,984	—	21,288,984
Non-Agency Collateralized Mortgage Obligations	—	7,599,871	—	7,599,871
Municipal Bond	—	3,452,634	—	3,452,634
U.S. Government Mortgage-Backed Obligations	—	2,608,430	—	2,608,430
Sovereign Government Obligation	—	1,809,116	—	1,809,116
Commercial Mortgage-Backed Securities	—	670,595	—	670,595
Preferred Stocks	63,889,676	—	—	63,889,676
Common Stocks	15,108,214	—	—	15,108,214
Exchanged Traded Fund	550,556	—	—	550,556
Purchased Option Equity Contracts	688,040	—	—	688,040
Investment Funds	20,225,465	—	—	20,225,465
Total Assets	$100,461,951	$320,089,719	$—	$420,551,670

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Other Financial Instruments***
Assets:
Forward Foreign Currency Contracts	$—	$810,322	$—	$810,322
Liabilities:
Forward Foreign Currency Contracts	—	(248,001)	—	(248,001)
Swap Agreements Credit Contracts	—	(26,655)	—	(26,655)
Total	$100,461,951	$320,625,385	$—	$421,087,336

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on forward foreign currency contracts and swap agreements.

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
ANZ CAPITAL MARKETS	02/09/2016	USD	3,442,175	IDR	47,939,175,000	$(494)
BNY CONVERGEX	01/12/2016	PHP	83,749,846	USD	1,763,155	15,397
BNY CONVERGEX	01/12/2016	USD	1,813,392	MYR	8,002,500	(48,780)
BNY CONVERGEX	01/19/2016	USD	2,009,357	TRY	6,005,951	(38,402)
BNY CONVERGEX	02/09/2016	INR	224,609,439	USD	3,384,966	(12,431)
MORGAN STANLEY	01/07/2016	USD	3,896,947	TRY	11,316,412	24,771
MORGAN STANLEY	01/11/2016	USD	3,729,695	KRW	4,357,216,391	14,839
MORGAN STANLEY	01/11/2016	USD	3,915,807	NZD	5,899,618	(116,126)
MORGAN STANLEY	01/12/2016	JPY	489,743,132	USD	4,020,214	55,409
MORGAN STANLEY	01/12/2016	USD	4,023,026	AUD	5,567,818	(31,768)
MORGAN STANLEY	01/12/2016	USD	3,451,031	ZAR	49,826,106	236,427
MORGAN STANLEY	01/12/2016	ZAR	49,826,106	USD	3,128,077	86,527
MORGAN STANLEY	01/14/2016	USD	10,108,954	BRL	38,903,300	325,832
MORGAN STANLEY	01/19/2016	USD	2,009,976	ZAR	30,402,013	51,120
						$562,321

Credit Default Swaps on Credit Indices - Buy Protection(1)

			Pay			Upfront
	Termination	Notional	Fixed	Asset Backed/		Premium	Unrealized
Counterparty	Date	Amount(2)	Rate	Credit Indices	Value(3)	(Received)	(Depreciation)
Wells Fargo	06/20/2020	$20,000,000	1.000%	Markit CDX.NA.IG.24	$(133,247)	$(106,592)	$(26,655)

(1)	If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Focused Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 92.2%

Information Technology — 19.3%
Alphabet, Inc. - Class C*	40,170	$30,484,210
Alphabet, Inc. - Class A*	37,636	29,281,184
Apple, Inc.	368,928	38,833,362
Avnet, Inc.	577,337	24,733,117
Cisco Systems, Inc.	1,238,138	33,621,637
International Business Machines Corp.	137,974	18,987,982
Microsoft Corp.	646,101	35,845,683
Oracle Corp.	894,669	32,682,259
		244,469,434

Health Care — 15.8%
Abbott Laboratories	904,502	40,621,186
Biogen, Inc.*	67,474	20,670,660
Bio-Rad Laboratories, Inc. - Class A*	206,258	28,599,734
Johnson & Johnson	246,732	25,344,311
Novartis AG ADR	526,461	45,296,704
Owens & Minor, Inc.	1,072,556	38,590,565
		199,123,160

Financials — 14.3%
Bank of America Corp.	1,871,630	31,499,534
Bank of New York Mellon Corp. (The)	1,621,604	66,842,517
Berkshire Hathaway, Inc. - Class B*	355,881	46,990,527
Goldman Sachs Group, Inc. (The)	196,088	35,340,940
		180,673,518

Consumer Discretionary — 11.4%
Amazon.com, Inc.*	70,725	47,802,320
Carnival Corp. (Panama)	556,053	30,293,767
Priceline Group, Inc. (The)*	16,383	20,887,506
Royal Caribbean Cruises Ltd. (Liberia)	100,861	10,208,142
Twenty-First Century Fox, Inc. - Class A	792,397	21,521,503
Vista Outdoor, Inc.*	307,546	13,688,872
		144,402,110

Industrials — 10.7%
AGCO Corp.†	471,869	21,418,134
CSX Corp.	298,885	7,756,066
General Electric Co.	1,530,915	47,688,002
II-VI, Inc.*	592,389	10,994,740
Kennametal, Inc.	496,720	9,537,024
Union Pacific Corp.	269,917	21,107,509
WESCO International, Inc.*†	383,466	16,749,795
		135,251,270

Consumer Staples — 10.5%
JM Smucker Co. (The)	237,863	29,338,022
Mondelez International, Inc. - Class A	1,393,165	62,469,519
Sysco Corp.	985,940	40,423,540
		132,231,081

Energy — 6.2%
Exxon Mobil Corp.	251,114	19,574,336
Halliburton Co.	535,034	18,212,557
Schlumberger Ltd. (Curacao)	286,960	20,015,460
World Fuel Services Corp.	529,124	20,350,109
		78,152,462

Materials — 4.0%
Agrium, Inc. (Canada)†	292,197	26,104,880
Reliance Steel & Aluminum Co.	422,751	24,481,510
		50,586,390
Total Common Stocks		$1,164,889,425

Investment Funds — 11.2%
Dreyfus Cash Management, Institutional
Shares, 0.220%∞Ω	92,674,037	92,674,037
Invesco Government & Agency
Portfolio, Institutional Class,
0.13%**∞Ω	48,972,085	48,972,085
Total Investment Funds		$141,646,122

Total Investment Securities —103.4%
(Cost $1,146,456,009)		$1,306,535,547

Liabilities in Excess of Other Assets — (3.4%)		(42,657,428)

Net Assets — 100.0%		$1,263,878,119

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $47,332,190.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

8

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,164,889,425	$—	$—	$1,164,889,425
Investment Funds	141,646,122	—	—	141,646,122
Total	$1,306,535,547	$—	$—	$1,306,535,547

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Growth Opportunities Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.1%

Information Technology — 28.3%
Alliance Data Systems Corp.*	18,090	$5,003,151
Alphabet, Inc. - Class C*	9,317	7,070,485
Alphabet, Inc. - Class A*	9,301	7,236,271
Apple, Inc.	110,250	11,604,915
Facebook, Inc. - Class A*	80,250	8,398,965
Fortinet, Inc.*	74,530	2,323,100
MasterCard, Inc. - Class A	48,590	4,730,722
Microsoft Corp.	110,800	6,147,184
NXP Semiconductors N.V.
(Netherlands)*	30,780	2,593,215
Palo Alto Networks, Inc.*	25,390	4,472,195
Red Hat, Inc.*	54,960	4,551,238
Salesforce.com, Inc.*	67,050	5,256,720
Visa, Inc. - Class A	68,150	5,285,032
		74,673,193

Consumer Discretionary — 22.0%
Amazon.com, Inc.*	11,964	8,086,348
Comcast Corp. - Class A	101,350	5,719,180
Delphi Automotive PLC (Jersey)	58,920	5,051,212
Home Depot, Inc. (The)	41,550	5,494,988
Jarden Corp.*	59,914	3,422,288
Lowe's Cos., Inc.	77,830	5,918,193
Newell Rubbermaid, Inc.	90,360	3,983,069
Priceline Group, Inc. (The)*	3,782	4,821,861
Service Corp. International	135,430	3,523,889
Signet Jewelers Ltd. (Bermuda)	21,980	2,718,706
Starbucks Corp.	43,970	2,639,519
Twenty-First Century Fox, Inc. - Class A	145,760	3,958,842
VF Corp.	41,460	2,580,885
		57,918,980

Health Care — 18.2%
Biogen, Inc.*	13,635	4,177,082
Bristol-Myers Squibb Co.	81,560	5,610,511
Celgene Corp.*	74,530	8,925,713
Cooper Cos., Inc. (The)	27,595	3,703,249
Jazz Pharmaceuticals PLC (Ireland)	50,808	7,141,572
Merrimack Pharmaceuticals, Inc.*†	137,410	1,085,539
PTC Therapeutics, Inc.*†	71,670	2,322,108
Steris PLC (United Kingdom)	83,760	6,310,478
Teva Pharmaceutical Industries Ltd. ADR	133,010	8,730,776
		48,007,028

Industrials — 8.9%
Lennox International, Inc.	32,975	4,118,578
ManpowerGroup, Inc.	45,730	3,854,582
Middleby Corp. (The)*	23,740	2,560,834
Rush Enterprises, Inc. - Class A*	97,610	2,136,683
Steelcase, Inc. - Class A	279,870	4,170,063
TransDigm Group, Inc.*	17,915	4,092,682
United Continental Holdings, Inc.*	45,070	2,582,511
		23,515,933

Consumer Staples — 7.0%
Coca-Cola Enterprises, Inc.	112,780	5,553,287
Constellation Brands, Inc. - Class A	29,900	4,258,956
Costco Wholesale Corp.	25,280	4,082,720
Kroger Co. (The)	108,830	4,552,359
		18,447,322

Energy — 4.7%
Suncor Energy, Inc.	89,920	2,319,936
Tesoro Corp.	51,445	5,420,760
Valero Energy Corp.	63,980	4,524,026
		12,264,722

Materials — 4.6%
Dow Chemical Co. (The)	103,550	5,330,754
Eastman Chemical Co.	48,590	3,280,311
Vulcan Materials Co.	36,500	3,466,405
		12,077,470

Financials — 4.4%
BankUnited, Inc.	119,602	4,312,848
CBRE Group, Inc. - Class A*	96,510	3,337,316
Synchrony Financial*	131,910	4,011,383
		11,661,547
Total Common Stocks		$258,566,195

Investment Funds — 2.8%
Dreyfus Cash Management, Institutional
Shares, 0.22%∞Ω	4,131,143	4,131,143
Invesco Government & Agency
Portfolio, Institutional Class,
0.13%**∞Ω	3,231,263	3,231,263
Total Investment Funds		$7,362,406

Total Investment Securities — 100.9%
(Cost $233,542,980)		$265,928,601

Liabilities in Excess of Other Assets — (0.9%)		(2,395,902)

Net Assets — 100.0%		$263,532,699

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $3,085,158.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

10

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$258,566,195	$—	$—	$258,566,195
Investment Funds	7,362,406	—	—	7,362,406
Total	$265,928,601	$—	$—	$265,928,601

See accompanying Notes to Portfolio of Investments.

11

Portfolio of Investments

Touchstone International Value Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.4%

United Kingdom — 21.9%

Consumer Discretionary — 2.1%
Kingfisher PLC	489,200	$2,369,447

Consumer Staples — 6.4%
Dairy Crest Group PLC	263,147	2,637,949
Imperial Tobacco Group PLC	86,639	4,576,097

Energy — 2.7%
BP PLC	365,500	1,899,400
BP PLC ADR	37,500	1,172,250

Health Care — 2.7%
Glaxosmithkline PLC	151,800	3,065,747

Industrials — 1.4%
Rolls-Royce Holdings PLC	184,700	1,564,496
Rolls-Royce Holdings, Redeemable C
Shares*	14,767,110	21,770

Materials — 3.9%
DS Smith PLC	751,428	4,395,555

Utilities — 2.7%
National Grid PLC	221,205	3,050,786
Total United Kingdom		24,753,497

Japan — 13.2%

Industrials — 6.7%
Fuji Electric Co. Ltd.	636,000	2,667,301
IHI Corp.	657,000	1,813,648
Mabuchi Motor Co. Ltd.	19,600	1,062,220
Sumitomo Corp.	195,000	1,988,090

Information Technology — 5.8%
Canon, Inc.†	87,300	2,640,828
Hitachi Ltd.	414,000	2,345,880
Trend Micro, Inc.*	38,800	1,574,393

Materials — 0.7%
Sumitomo Osaka Cement Co. Ltd.	211,000	773,838
Total Japan		14,866,198

Netherlands — 11.3%

Financials — 4.4%
Aegon N.V.	199,900	1,130,533
Delta Lloyd N.V.	92,900	547,643
ING Groep NV	248,643	3,364,167

Industrials — 6.9%
Airbus Group NV	46,500	3,133,531
CNH Industrial N.V.	266,200	1,823,199
CNH Industrial N.V.†	66,500	454,860
Koninklijke Philips N.V.	92,600	2,363,561
Total Netherlands		12,817,494

Switzerland — 9.0%

Financials — 4.4%
Credit Suisse Group AG	104,656	2,254,496
Helvetia Holding AG	2,377	1,338,985
Swiss Life Holding AG	5,200	1,400,619

Health Care — 1.8%
Novartis AG	23,349	2,008,464

Industrials — 2.8%
ABB Ltd.	77,272	1,379,121
ABB Ltd. ADR	37,000	656,010
OC Oerlikon Corp. AG	127,300	1,133,153
Total Switzerland		10,170,848

France — 4.6%

Consumer Staples — 0.3%
Casino Guichard Perrachon SA†	6,417	294,803

Energy — 1.2%
Technip SA	26,300	1,307,913

Health Care — 3.1%
Sanofi	41,725	3,555,898
Total France		5,158,614

Singapore — 4.6%

Consumer Discretionary — 2.4%
Jardine Cycle & Carriage Ltd.	112,300	2,745,420

Financials — 2.2%
United Overseas Bank Ltd.	174,700	2,408,557
Total Singapore		5,153,977

Germany — 4.4%

Consumer Discretionary — 1.4%
Daimler AG	19,000	1,587,535

Financials — 3.0%
Deutsche Boerse AG	38,706	3,402,322
Total Germany		4,989,857

Denmark — 4.1%

Financials — 3.1%
Danske Bank A/S	128,925	3,459,355

Telecommunication Services — 1.0%
TDC A/S	225,500	1,122,774
Total Denmark		4,582,129

Spain — 3.6%

Financials — 3.6%
Banco de Sabadell SA	1,195,500	2,118,786
Banco Santander SA	404,588	1,990,330
Total Spain		4,109,116

12

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.4% (Continued)

Israel — 3.2%

Health Care — 3.2%
Teva Pharmaceutical Industries Ltd.
ADR	55,400	$3,636,456

Ireland — 3.1%

Materials — 3.1%
CRH PLC	122,600	3,549,502

South Korea — 2.9%

Consumer Discretionary — 1.2%
Hankook Tire Co. Ltd.	33,100	1,320,219

Financials — 1.7%
Shinhan Financial Group Co. Ltd.	57,450	1,929,846
Total South Korea		3,250,065

Austria — 2.6%

Financials — 2.6%
Erste Group Bank AG*	95,200	2,978,831

Brazil — 2.1%

Industrials — 2.1%
Embraer SA ADR	78,600	2,321,844

Italy — 2.0%

Energy — 2.0%
Eni SpA	152,791	2,270,212

Norway — 1.7%

Consumer Staples — 1.7%
Orkla ASA	251,167	1,981,437

Thailand — 1.6%

Consumer Staples — 1.3%
Charoen Pokphand Foods PCL	2,979,700	1,505,273

Financials — 0.3%
Bangkok Bank PCL	85,100	363,386
Total Thailand		1,868,659

Hong Kong — 1.1%

Utilities — 1.1%
Guangdong Investment Ltd.	856,700	1,209,856

United States — 0.9%

Consumer Staples — 0.8%
Philip Morris International, Inc.	9,900	870,309

Industrials — 0.1%
Joy Global, Inc.†	9,000	113,490
Total United States		983,799

Indonesia — 0.5%

Telecommunication Services — 0.5%
Telekomunikasi Indonesia Persero Tbk
PT	2,307,500	516,827
Total Common Stocks		$111,169,218

Investment Funds — 4.4%
Dreyfus Cash Management,
Institutional Shares, 0.22%∞Ω	1,591,012	1,591,012
Invesco Government & Agency
Portfolio, Institutional Class,
0.13%**∞Ω	3,362,225	3,362,225
Total Investment Funds		$4,953,237

Total Investment Securities —102.8%
(Cost $122,932,451)		$116,122,455

Liabilities in Excess of Other Assets — (2.8%)		(3,201,548)

Net Assets — 100.0%		$112,920,907

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $3,169,669.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

13

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United Kingdom	$3,831,969	$20,921,528	$—	$24,753,497
Japan	—	14,866,198	—	14,866,198
Netherlands	3,819,027	8,998,467	—	12,817,494
Switzerland	656,010	9,514,838	—	10,170,848
France	—	5,158,614	—	5,158,614
Singapore	—	5,153,977	—	5,153,977
Germany	—	4,989,857	—	4,989,857
Denmark	—	4,582,129	—	4,582,129
Spain	—	4,109,116	—	4,109,116
Israel	3,636,456	—	—	3,636,456
Ireland	—	3,549,502	—	3,549,502
South Korea	—	3,250,065	—	3,250,065
Austria	—	2,978,831	—	2,978,831
Brazil	2,321,844	—	—	2,321,844
Italy	—	2,270,212	—	2,270,212
Norway	—	1,981,437	—	1,981,437
Thailand	—	1,868,659	—	1,868,659
Hong Kong	—	1,209,856	—	1,209,856
United States	983,799	—	—	983,799
Indonesia	—	516,827	—	516,827
Investment Funds	4,953,237	—	—	4,953,237
Total	$20,202,342	$95,920,113	$—	$116,122,455

At December 31, 2015, equity securities valued at $6,002,117 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when the movement of the designated U.S. market index is no longer significant.

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Mid Cap Growth Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.2%

Consumer Discretionary — 19.5%
AMC Networks, Inc. - Class A*	212,130	$15,841,868
Aramark	192,247	6,199,965
BorgWarner, Inc.	194,890	8,425,095
Charter Communications, Inc.*†	66,400	12,157,840
Dollar General Corp.	177,640	12,766,987
Dollar Tree, Inc.*	165,565	12,784,929
Expedia, Inc.	106,930	13,291,399
Jarden Corp.*	340,102	19,426,626
Six Flags Entertainment Corp.	436,340	23,972,520
Starwood Hotels & Resorts Worldwide,
Inc.	233,695	16,190,390
Ulta Salon Cosmetics & Fragrance, Inc.*	80,200	14,837,000
VF Corp.	115,550	7,192,988
		163,087,607

Health Care — 19.1%
Agilent Technologies, Inc.	343,210	14,349,610
Align Technology, Inc.*	230,241	15,161,369
Allscripts Healthcare Solutions, Inc.*	843,361	12,970,892
AMAG Pharmaceuticals, Inc.*†	326,830	9,866,998
Cooper Cos., Inc. (The)	89,679	12,034,922
DENTSPLY International, Inc.	137,970	8,395,474
ICON PLC (Ireland)	245,770	19,096,329
Jazz Pharmaceuticals PLC (Ireland)	145,389	20,435,878
Teleflex, Inc.	112,100	14,735,545
United Therapeutics Corp.*	93,990	14,719,774
Veeva Systems, Inc.*	303,540	8,757,129
Zoetis, Inc.	182,820	8,760,734
		159,284,654

Industrials — 18.0%
Fortune Brands Home & Security, Inc.	279,400	15,506,700
IHS, Inc. - Class A*	105,210	12,460,020
JB Hunt Transport Services, Inc.	125,035	9,172,568
Lennox International, Inc.	134,351	16,780,440
Macquarie Infrastructure Co. LLC	139,700	10,142,220
ManpowerGroup, Inc.	153,500	12,938,515
Middleby Corp. (The)*	136,245	14,696,748
Nielsen Holdings PLC	327,691	15,270,401
TransDigm Group, Inc.*	56,050	12,804,622
United Continental Holdings, Inc.*	396,670	22,729,191
WABCO Holdings, Inc.*	72,435	7,407,203
		149,908,628

Information Technology — 15.5%
Alliance Data Systems Corp.*	57,775	15,978,831
Applied Materials, Inc.	741,610	13,845,859
Atlassian Corp. PLC	2,320	69,786
Autodesk, Inc.*	119,000	7,250,670
LinkedIn Corp. - Class A*	65,886	14,829,621
NICE Systems Ltd. ADR	226,793	12,999,775
NXP Semiconductors N.V.
(Netherlands)*	48,290	4,068,432
Red Hat, Inc.*	175,920	14,567,935
Sabre Corp.	288,880	8,079,974
Skyworks Solutions, Inc.	148,324	11,395,733
Total System Services, Inc.	275,952	13,742,410
Zebra Technologies Corp. - Class A*	184,545	12,853,559
		129,682,585

Financials — 13.0%
Ameriprise Financial, Inc.	139,700	14,866,874
Aon PLC (United Kingdom)	156,950	14,472,360
Assurant, Inc.	150,050	12,085,027
BankUnited, Inc.	438,070	15,796,804
CBRE Group, Inc. - Class A*	281,123	9,721,233
Crown Castle International Corp. REIT	158,670	13,717,022
MSCI, Inc.	117,280	8,459,406
Unum Group	582,940	19,406,073
		108,524,799

Materials — 6.6%
Celanese Corp.	181,090	12,192,790
Eastman Chemical Co.	158,154	10,676,977
Scotts Miracle-Gro Co. (The) - Class A	91,412	5,896,988
Vulcan Materials Co.	154,360	14,659,569
WR Grace & Co.*	114,690	11,421,977
		54,848,301

Energy — 2.9%
CONSOL Energy, Inc.†	496,702	3,923,946
Tesoro Corp.	73,302	7,723,832
Valero Energy Corp.	175,918	12,439,162
		24,086,940

Consumer Staples — 2.6%
Constellation Brands, Inc. - Class A	150,046	21,372,552
Total Common Stocks		$810,796,066

Investment Funds — 5.1%
Dreyfus Cash Management, Institutional
Shares, 0.22%∞Ω	25,730,412	25,730,412
Invesco Government & Agency
Portfolio, Institutional Class,
0.13%**∞Ω	17,256,303	17,256,303
Total Investment Funds		$42,986,715

Total Investment Securities — 102.3%
(Cost $747,028,956)		$853,782,781

Liabilities in Excess of Other Assets — (2.3%)		(19,307,350)

Net Assets — 100.0%		$834,475,431

15

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $16,869,524.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$810,796,066	$—	$—	$810,796,066
Investment Funds	42,986,715	—	—	42,986,715
Total	$853,782,781	$—	$—	$853,782,781

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 62.9%

Cayman Islands — 19.3%

Consumer Discretionary — 3.7%
NagaCorp Ltd.	2,672,000	$1,683,089
Sands China Ltd.	1,116,000	3,783,456

Information Technology — 15.6%
Alibaba Group Holding Ltd. ADR*	129,100	10,491,957
Baidu, Inc. ADR*	56,200	10,624,048
Tencent Holdings Ltd.	104,700	2,050,025
Total Cayman Islands		28,632,575

South Africa — 7.3%

Consumer Discretionary — 6.5%
Naspers Ltd. - Class N	70,000	9,567,903

Consumer Staples — 0.8%
Shoprite Holdings Ltd.	128,400	1,189,891
Total South Africa		10,757,794

South Korea — 4.6%

Consumer Staples — 3.0%
Amorepacific Corp.	5,800	2,035,378
LG Household & Health Care Ltd.	2,700	2,397,554

Health Care — 1.6%
Medy-Tox, Inc.	5,675	2,452,268
Total South Korea		6,885,200

Brazil — 4.4%

Consumer Staples — 2.6%
Raia Drogasil SA	423,200	3,795,295

Information Technology — 1.8%
Cielo SA	324,780	2,757,500
Total Brazil		6,552,795

Indonesia — 3.6%

Financials — 2.6%
Bank Rakyat Indonesia Persero Tbk PT	4,736,900	3,887,576

Health Care — 1.0%
Kalbe Farma Tbk PT	14,897,500	1,417,413
Total Indonesia		5,304,989

United Kingdom — 3.3%

Health Care — 3.3%
Hikma Pharmaceuticals PLC	144,300	4,891,725

Philippines — 3.1%

Consumer Staples — 2.1%
Universal Robina Corp.	766,900	3,031,419

Financials — 1.0%
SM Prime Holdings, Inc.	3,337,800	1,534,925
Total Philippines		4,566,344

Thailand — 2.8%

Consumer Staples — 1.7%
CP ALL PCL	2,325,100	2,524,840

Health Care — 1.1%
Bangkok Dusit Medical Services PCL -
Class F	2,696,300	1,666,137
Total Thailand		4,190,977

United States — 2.8%

Information Technology — 2.8%
MercadoLibre, Inc.†	35,950	4,110,523

Virgin Islands (British) — 1.9%

Information Technology — 1.9%
Mail.Ru Group Ltd. GDR*	124,400	2,805,220

Russia — 1.8%

Consumer Staples — 1.8%
Magnit OJSC GDR	67,600	2,718,326

Turkey — 1.7%

Consumer Staples — 1.7%
BIM Birlesik Magazalar AS	142,000	2,500,240

China — 1.7%

Health Care — 1.7%
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H	3,588,000	2,453,396

Taiwan — 1.6%

Information Technology — 1.6%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	106,440	2,421,510

Malaysia — 1.6%

Health Care — 1.6%
IHH Healthcare Bhd	1,515,900	2,323,191

Peru — 1.4%

Financials — 1.4%
Credicorp Ltd.	21,564	2,098,608
Total Common Stocks		$93,213,413

17

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

	Number	Market
	of Contracts	Value

Low Exercise Price Options — 30.8%

India — 27.9%

Adani Ports and Special Economic Zone
Strike $0.0001, Exp 9/21/16	1,263,100	$4,951,352
Apollo Hospitals Enterprise Ltd.
Strike $0.0001, Exp 9/23/16	133,800	2,946,276
Asian Paints Ltd.
Strike $0.01, Exp 7/31/18	307,300	4,084,017
Bharat Forge Ltd.
Strike $0.01, Exp 4/22/19	84,300	1,132,149
Eicher Motors Ltd.
Strike $0.01, Exp 5/14/20	8,900	2,267,364
Housing Development Finance Corp.
Strike $0.0001, Exp 5/5/16	427,300	8,122,973
ITC Ltd.
Strike $0.0001, Exp 8/4/16	541,200	2,668,116
Jubilant Foodworks Ltd.
Strike $0.01, Exp 7/25/17	204,000	4,553,280
Larsen & Toubro Ltd.
Strike $0.01, Exp 09/18/17	133,800	2,566,284
Lupin Ltd.
Strike $0.001, Exp 6/8/17	118,200	3,265,866
Shriram Transport Finance Co. Ltd.
Strike $0.01, Exp 8/29/18	192,700	2,487,757
Zee Entertainment Enterprises Ltd.
Strike $0.01, Exp 3/1/17	349,400	2,299,052
Total India		41,344,486

Saudi Arabia — 2.9%

Almarai Co. Ltd.
Strike $0.0001, Exp 3/13/17	109,000	2,273,882
Almarai Co. Ltd.
Strike $0.0001, Exp 4/08/19	93,900	1,958,585
Total Saudi Arabia		4,232,467
Total Low Exercise Price Options		$45,576,953

	Shares

Investment Funds — 12.8%
Dreyfus Cash Management,
Institutional Shares, 0.22%∞Ω	15,127,695	15,127,695
Invesco Government & Agency
Portfolio, Institutional Class,
0.13%**∞Ω	3,814,455	3,814,455
Total Investment Funds		$18,942,150

Market
Value

Total Investment Securities — 106.5%
(Cost $157,937,125)	$157,732,516

Liabilities in Excess of Other Assets — (6.5%)	(9,577,568)

Net Assets — 100.0%	$148,154,948

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $3,738,918.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

18

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
Cayman Islands	$21,116,005	$7,516,570	$—	$28,632,575
South Africa	—	10,757,794	—	10,757,794
South Korea	—	6,885,200	—	6,885,200
Brazil	6,552,795	—	—	6,552,795
Indonesia	—	5,304,989	—	5,304,989
United Kingdom	—	4,891,725	—	4,891,725
Philippines	3,031,419	1,534,925	—	4,566,344
Thailand	—	4,190,977	—	4,190,977
United States	4,110,523	—	—	4,110,523
Virgin Islands (British)	2,805,220	—	—	2,805,220
Russia	—	2,718,326	—	2,718,326
Turkey	2,500,240	—	—	2,500,240
China	—	2,453,396	—	2,453,396
Taiwan	2,421,510	—	—	2,421,510
Malaysia	2,323,191	—	—	2,323,191
Peru	2,098,608	—	—	2,098,608
Low Exercise Price
Options
Equity
Contracts	—	45,576,953	—	45,576,953
Investment Funds	18,942,150	—	—	18,942,150
Total	$65,901,661	$91,830,855	$—	$157,732,516

At December 31, 2015, equity securities valued at $4,063,691 and $8,336,879 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when the movement of the designated U.S. market index is no longer significant.

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Small Cap Growth Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.4%

Health Care — 28.2%
ABIOMED, Inc.*	123,199	$11,122,403
Acadia Pharmaceuticals, Inc.*	87,808	3,130,355
Agios Pharmaceuticals, Inc.*†	32,121	2,085,295
Akorn, Inc.*	198,124	7,392,006
Alder Biopharmaceuticals, Inc.*	55,391	1,829,565
AMN Healthcare Services, Inc.*	197,453	6,130,916
Anacor Pharmaceuticals, Inc.*	24,165	2,729,920
ANI Pharmaceuticals, Inc.*†	86,819	3,917,707
Bluebird Bio, Inc.*	25,846	1,659,830
Cambrex Corp.*	150,497	7,086,904
Charles River Laboratories International, Inc.*	124,222	9,986,207
Chemed Corp.	57,981	8,685,554
China Biologic Products, Inc.*†	58,350	8,312,541
Enanta Pharmaceuticals, Inc.*†	109,060	3,601,161
Globus Medical, Inc. - Class A*	133,113	3,703,204
Horizon Pharma PLC†	281,058	6,090,527
ICON PLC (Ireland)	172,945	13,437,826
Insulet Corp.*	89,170	3,371,518
Medidata Solutions, Inc.*	133,679	6,589,038
Momenta Pharmaceuticals, Inc.*	116,661	1,731,249
Natus Medical, Inc.*	168,003	8,072,544
Ophthotech Corp.*	92,040	7,227,901
Radius Health, Inc.*	40,724	2,506,155
Steris PLC	80,684	6,078,733
Tandem Diabetes Care, Inc.*	143,602	1,695,940
Veeva Systems, Inc.*	92,595	2,671,366
		140,846,365

Information Technology — 26.7%
ARRIS Group, Inc.	201,114	6,148,055
Bitauto Holdings Ltd. ADR*	69,122	1,954,770
BroadSoft, Inc.*	69,289	2,450,059
Ciena Corp.*	268,706	5,559,527
Cimpress NV (Netherlands)†	60,291	4,892,012
Cirrus Logic, Inc.*	168,806	4,984,841
comScore, Inc.*†	134,281	5,525,663
Euronet Worldwide, Inc.*	186,526	13,510,078
Heartland Payment Systems, Inc.	227,298	21,552,396
Infinera Corp.*	374,414	6,784,382
j2 Global, Inc.	96,684	7,959,027
Manhattan Associates, Inc.*	173,535	11,482,811
MAXIMUS, Inc.	125,946	7,084,462
Mentor Graphics Corp.	220,659	4,064,539
Power Integrations, Inc.	104,784	5,095,646
Super Micro Computer, Inc.*	129,427	3,172,256
Synaptics, Inc.*	61,031	4,903,231
Syntel, Inc.*	105,952	4,794,328
Verint Systems, Inc.*	128,094	5,195,493
Virtusa Corp.*	142,296	5,882,517
		132,996,093

Consumer Discretionary — 14.0%
Burlington Stores, Inc.*	188,227	8,074,938
Columbia Sportswear Co.	109,679	5,347,948
Cooper Tire & Rubber Co.	166,026	6,284,084
G-III Apparel Group Ltd.*	151,337	6,698,176
Imax Corp. (Canada)*	148,102	5,263,545
La-Z-Boy, Inc.	241,562	5,898,944
Lithia Motors, Inc. - Class A	77,685	8,286,659
Pinnacle Entertainment, Inc.*	101,209	3,149,624
Restoration Hardware Holdings, Inc.*	88,912	7,064,058
Skechers U.S.A., Inc. - Class A*	285,121	8,613,505
Sportsman's Warehouse Holdings, Inc.*†	398,588	5,141,785
		69,823,266

Financials — 8.8%
Amtrust Financial Services, Inc.	57,836	3,561,541
BofI Holding, Inc.*†	223,180	4,697,939
E-House China Holdings Ltd. ADR†	303,873	1,911,361
Financial Engines, Inc.†	135,846	4,573,935
Green Dot Corp. - Class A*	273,605	4,492,594
HFF, Inc. - Class A	118,737	3,689,159
Interactive Brokers Group, Inc. - Class A	159,250	6,943,300
Janus Capital Group, Inc.	378,640	5,335,038
MarketAxess Holdings, Inc.	46,108	5,145,192
PRA Group, Inc.*†	102,424	3,553,089
		43,903,148

Industrials — 8.2%
Astronics Corp.*	117,155	4,769,380
Astronics Corp.*	16,083	653,774
AZZ, Inc.	112,091	6,228,897
CaesarStone Sdot - Yam Ltd. (Israel)	122,517	5,309,887
Hexcel Corp.	127,153	5,906,257
Korn/Ferry International	192,957	6,402,313
Proto Labs, Inc.*†	77,058	4,907,824
Saia, Inc.*	149,494	3,326,242
Tutor Perini Corp.*	205,356	3,437,659
		40,942,233

Consumer Staples — 4.0%
B&G Foods, Inc.	140,158	4,908,333
Boston Beer Co., Inc. (The) - Class A*	24,363	4,919,133
Casey's General Stores, Inc.	82,455	9,931,705
		19,759,171

Energy — 3.3%
Carrizo Oil & Gas, Inc.*	148,348	4,388,134
Diamondback Energy, Inc.*	66,316	4,436,540
Matador Resources Co.*	163,651	3,235,380
Matrix Service Co.*	205,366	4,218,218
		16,278,272

Materials — 2.2%
KapStone Paper and Packaging Corp.	223,898	5,057,856
Silgan Holdings, Inc.	112,648	6,051,451
		11,109,307
Total Common Stocks		$475,657,855

20

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 12.0%
Dreyfus Cash Management, Institutional
Shares, 0.22%∞Ω	20,799,394	$20,799,394
Invesco Government & Agency
Portfolio, Institutional Class,
0.13%**∞Ω	39,377,579	39,377,579
Total Investment Funds		$60,176,973

Total Investment Securities — 107.4%
(Cost $521,724,588)		$535,834,828

Liabilities in Excess of Other Assets — (7.4%)		(37,148,487)

Net Assets — 100.0%		$498,686,341

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $37,824,050.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$475,657,855	$—	$—	$475,657,855
Investment Funds	60,176,973	—	—	60,176,973
Total	$535,834,828	$—	$—	$535,834,828

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – December 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

United States — 57.3%

Consumer Discretionary — 4.3%
Comcast Corp. - Class A	94,569	$5,336,529
Ford Motor Co.	275,670	3,884,190
Panera Bread Co. - Class A*	16,469	3,207,832

Consumer Staples — 2.4%
CVS Health Corp.	70,394	6,882,421

Energy — 3.3%
Anadarko Petroleum Corp.	71,704	3,483,380
Apache Corp.	87,136	3,874,938
Noble Energy, Inc.	60,602	1,995,624

Financials — 12.6%
Aflac, Inc.	94,838	5,680,796
Annaly Capital Management, Inc. REIT	385,306	3,614,170
Comerica, Inc.	113,670	4,754,816
Discover Financial Services	64,549	3,461,117
JPMorgan Chase & Co.	122,168	8,066,753
M&T Bank Corp.	47,499	5,755,929
Reinsurance Group of America, Inc.	60,746	5,196,820

Health Care — 10.9%
Baxalta, Inc.	117,668	4,592,582
Becton Dickinson and Co.	30,034	4,627,939
Cerner Corp.*	62,832	3,780,601
Express Scripts Holding Co.*	52,138	4,557,383
Merck & Co., Inc.	100,419	5,304,132
Regeneron Pharmaceuticals, Inc.*	5,602	3,041,158
St Jude Medical, Inc.	60,549	3,740,112
Ultragenyx Pharmaceutical, Inc.*	17,042	1,911,772

Industrials — 8.4%
Roper Technologies, Inc.	30,751	5,836,232
Southwest Airlines Co.	178,998	7,707,654
United Continental Holdings, Inc.*	102,337	5,863,910
United Parcel Service, Inc. - Class B	30,388	2,924,237
USG Corp.*†	82,056	1,993,140

Information Technology — 10.1%
Alphabet, Inc. - Class A*	14,959	11,638,252
Microsoft Corp.	150,425	8,345,579
Oracle Corp.	129,112	4,716,461
Visa, Inc. - Class A	59,510	4,615,000

Materials — 0.7%
Praxair, Inc.	20,081	2,056,294

Telecommunication Services — 1.5%
SBA Communications Corp. - Class A*	42,017	4,414,726

Utilities — 3.1%
American Water Works Co., Inc.	150,686	9,003,488
Total United States		165,865,967

Japan — 11.7%

Consumer Discretionary — 1.1%
NGK Spark Plug Co. Ltd.	117,200	3,085,697

Industrials — 4.3%
Amada Holdings Co. Ltd.	324,100	3,092,785
Kinden Corp.	340,400	4,340,472
Nabtesco Corp.	108,300	2,200,129
SMC Corp.	11,300	2,934,993

Telecommunication Services — 4.9%
Nippon Telegraph & Telephone Corp.	260,900	10,383,329
SoftBank Group Corp.	77,000	3,886,221

Utilities — 1.4%
Tokyo Gas Co. Ltd.	856,000	4,022,166
Total Japan		33,945,792

United Kingdom — 11.1%

Consumer Discretionary — 2.8%
Delphi Automotive PLC	60,048	5,147,915
InterContinental Hotels Group PLC	75,050	2,925,359

Consumer Staples — 1.0%
Unilever PLC ADR†	68,628	2,959,239

Energy — 1.2%
BG Group PLC	243,678	3,532,339

Financials — 2.9%
Lloyds Banking Group PLC	4,051,664	4,359,597
Prudential PLC	177,067	3,989,253

Industrials — 2.4%
Intertek Group PLC	57,536	2,353,614
Pentair PLC	91,966	4,555,076

Materials — 0.8%
Johnson Matthey PLC	58,276	2,279,647
Total United Kingdom		32,102,039

Netherlands — 3.9%

Financials — 3.2%
ABN AMRO Group N.V.*	74,821	1,680,723
ING Groep NV	562,722	7,613,692

Information Technology — 0.7%
InterXion Holding NV*	60,572	1,826,246
Total Netherlands		11,120,661

Switzerland — 3.3%

Health Care — 2.3%
Novartis AG	78,246	6,730,664

Information Technology — 1.0%
TE Connectivity Ltd.	44,970	2,905,512
Total Switzerland		9,636,176

22

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.8% (Continued)

Germany — 2.8%

Consumer Discretionary — 0.7%
Bayerische Motoren Werke AG	18,328	$1,930,893

Materials — 2.1%
HeidelbergCement AG	75,836	6,180,483
Total Germany		8,111,376

China — 2.4%

Consumer Discretionary — 0.9%
Ctrip.com International Ltd. ADR*	53,703	2,488,060

Information Technology — 1.5%
Baidu, Inc. ADR*	23,723	4,484,596
Total China		6,972,656

France — 1.9%

Industrials — 1.9%
Cie DE Saint-Gobain	84,853	3,677,149
Schneider Electric SE	29,661	1,684,871
Total France		5,362,020

Ireland — 1.5%

Health Care — 1.5%
Mallinckrodt PLC*	59,203	4,418,320

Sweden — 1.3%

Financials — 1.3%
Swedbank AB - Class A	168,143	3,703,111

Indonesia — 0.6%

Financials — 0.6%
Bank Rakyat Indonesia Persero Tbk PT	2,249,600	1,846,248
Total Common Stocks		$283,084,366

Investment Funds — 3.6%
Dreyfus Cash Management, Institutional
Shares, 0.22%∞Ω	7,210,589	$7,210,589
Invesco Government & Agency
Portfolio, Institutional Class,
0.13%**∞Ω	3,239,538	3,239,538
Total Investment Funds		10,450,127

Total Investment Securities —101.4%
(Cost $301,745,827)		$293,534,493

Liabilities in Excess of Other Assets — (1.4%)		(3,960,653)

Net Assets — 100.0%		$289,573,840

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2015 was $3,141,750.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$165,865,967	$—	$—	$165,865,967
Japan	—	33,945,792	—	33,945,792
United Kingdom	12,662,230	19,439,809	—	32,102,039
Netherlands	11,120,661	—	—	11,120,661
Switzerland	2,905,512	6,730,664	—	9,636,176
Germany	—	8,111,376	—	8,111,376
China	6,972,656	—	—	6,972,656
France	—	5,362,020	—	5,362,020
Ireland	4,418,320	—	—	4,418,320
Sweden	—	3,703,111	—	3,703,111
Indonesia	—	1,846,248	—	1,846,248
Investment Funds	10,450,127	—	—	10,450,127
Total	$214,395,473	$79,139,020	$—	$293,534,493

See accompanying Notes to Portfolios of Investments.

23

Notes to Portfolios of Investments

December 31, 2015 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended December 31, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2015, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for International Value Fund and Sands Capital Emerging Markets Growth Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with a remaining maturity of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

24

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

• If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

• If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

• If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

• If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Options — The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing call options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing

25

Notes to Portfolios of Investments (Unaudited) (Continued)

or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of December 31, 2015 the Fund did not hold any written options. As of December 31, 2015, the Flexible Income Fund held purchased options with a fair value of $688,040.

Futures Contracts — The Flexible Income Fund buys and sells futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations there under. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of December 31, 2015, the Flexible Income Fund did not hold any future contracts.

Swap Contracts — The Flexible Income Fund may enter into swap transactions, which are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If the swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the

26

Notes to Portfolios of Investments (Unaudited) (Continued)

counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Centrally cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing houses servicing as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing. For swaps that are centrally cleared, initial margins are posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as “Receivable/Payable for variation margin on swap agreements” and settled daily. Initial margin is determined by each relevant clearing agency and is segregated at a broker account registered with the CFTC, or the applicable regulator.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Swaps other than security-based swaps are included in the definition of “commodity interests” under the Commodity Exchange Act (the “CEA”). Under recent amendments to Rule 4.5 under the CEA, the Fund may be considered a commodity pool if it trades more than a de minimis amount of commodity interests (including swaps). Under such circumstances, the Fund and its investment advisor may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”). The Fund does not intend to trade above the de minimis limitation, and the Flexible Income Fund’s investment advisor has claimed an exemption from registering with the CFTC as a commodity pool operator and an exemption from registering with the CFTC as a commodity trading advisor.

As of December 31, 2015, the Flexible Income Fund held a swap agreement with an unrealized depreciation of ($26,655) and had cash in the amount of $192,401 held as collateral for the swap agreement.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

27

Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2015, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trusts —The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Flexible Income Fund’s derivative financial instruments by primary risk exposure as of December 31, 2015:

Fair Value of Derivative Investments
As of December 31, 2015
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Forward Foreign Currency Exchange Contracts*	$810,322	$(248,001)
	Purchased Options - Equity Contracts*	688,040	—
	Swaps Agreements- Credit Contracts*	—	(26,655)

* Amounts for Forward Foreign Currency Exchange Contracts and Swap Agreements represent unrealized appreciation (depreciation). Amounts for Purchased Options represent market value.

28

Notes to Portfolios of Investments (Unaudited) (Continued)

For the period ended December 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$436,158
Credit contracts:
Credit Default Swaps - Average notional value	7,500,000
Foreign currency exchange contracts:
Average number of contracts	20
Average U.S. dollar amount purchased	$31,063,831
Average U.S. dollar amount sold	$32,948,050

Portfolio securities loaned— The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral value at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of December 31, 2015, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
Flexible Income Fund	Corporate Bonds	$2,012,500	$2,060,000	$47,500
	Preferred Stocks	1,554,959	1,585,085	30,126
Focused Fund	Common Stock	47,332,190	48,972,085	1,639,895
Growth Opportunities Fund	Common Stock	3,085,158	3,231,263	146,105
International Value Fund	Common Stock	3,169,669	3,362,225	192,556
Mid Cap Growth Fund	Common Stock	16,869,524	17,256,303	386,779
Sands Capital Emerging Markets Growth Fund	Common Stock	3,738,918	3,814,455	75,537
Small Cap Growth Fund	Common Stock	37,824,050	39,377,579	1,553,529
Sustainability and Impact Equity Fund	Common Stock	3,141,750	3,239,538	97,788

* The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Security lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund also continues to receive interest or dividends on the loaned securities.

29

Notes to Portfolios of Investments (Unaudited) (Continued)

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2015, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Flexible Income Fund	$422,524,064	$5,103,742	$(7,076,136)	$(1,972,394)
Focused Fund	1,146,456,009	210,661,193	(50,581,655)	160,079,538
Growth Opportunities Fund	233,542,980	40,728,313	(8,342,692)	32,385,621
International Value Fund	122,932,451	9,685,207	(16,495,203)	(6,809,996)
Mid Cap Growth Fund	747,028,956	136,958,073	(30,204,248)	106,753,825
Sands Capital Emerging Markets Growth Fund	157,937,125	6,239,423	(6,444,032)	(204,609)
Small Cap Growth Fund	521,724,588	55,073,488	(40,963,248)	14,110,240
Sustainability and Impact Equity Fund	310,745,827	17,982,032	(26,193,366)	(8,211,334)

30

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/23/16

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/23/16

* Print the name and title of each signing officer under his or her signature.